Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Accumulated depreciation and depletion	$ (4,979.7)	$ (4,150.6)
Property, plant and equipment, net	15,595.8	14,603.9
Depreciation and depletion expense charged against property, plant and equipment	886.1	852.8	829.6
Asset Retirement Obligations [Abstract]
Asset retirement obligations	125.2	122.0	100.9
Asset retirement obligations included in accrued other current liabilities	10.8	2.5
Asset Retirement Obligation [Roll Forward]
Balance at beginning of period	122.0	100.9
Liabilities incurred/revised	12.1	23.7
Liabilities settled	(16.3)	(9.1)
Accretion expense	7.4	6.5
Balance at end of period	125.2	122.0	100.9
Natural gas, liquids, crude oil and carbon dioxide pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,759.4	7,071.1
Natural gas, liquids, carbon dioxide, and terminals station equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,569.0	8,976.2
Natural gas, liquids (including linefill), and transmix processing [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	226.3	233.7
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,453.5	1,322.7
Subtotal [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation and depletion	(4,979.7)	(4,150.6)
Property, plant and equipment, net	14,028.5	13,453.1
Land and land right-of-way [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	769.5	638.5
Construction work in process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 797.8	$ 512.3